Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Revenues by pillar for the years ended December 31, 2022 and 2021 is as follows:

Revenues by pillar for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021

Media and content	$180,765,848	$152,444,727
Esports and entertainment	7,534,936	5,483,444
Subscription	14,535,137	9,436,115
	$202,835,921	$167,364,286

Revenues, in Canadian dollars, in each of these geographic location for the years ended December 31, 2022 and 2021 is as follows:

Revenues, in Canadian dollars, in each of these geographic location for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021

Canada	$4,314,454	$2,501,988
USA	174,674,636	147,761,804
England and Wales	9,810,393	6,001,954
All other countries	14,036,438	11,098,540
	$202,835,921	$167,364,286

The non-current assets, in Canadian dollars, in each of the geographic locations as of December 31, 2022 and December 31, 2021 is as follows:

The non-current assets, in Canadian dollars, in each of the geographic locations as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Canada	$153,899,948	$169,761,447
USA	130,543,027	153,549,460
France	3,364,854	3,453,744
England and Wales	5,786,062	1,752,444
	$293,593,891	$328,517,095